S000052237 [Member] Investment Objectives and Goals - Ultra-Short Term Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Term Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return, consistent with preservation of capital.